Other Comprehensive Income (Loss)	9 Months Ended
Sep. 30, 2015
Notes to Consolidated Financial Statements [Abstract]
Other Comprehensive Income (Loss)

16. Other Comprehensive Income (Loss)

Changes in AOCI, net of tax, by component for the nine months ended September 30, 2015 and 2014 are as follows:

	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (Loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2013	$(121.856)	$(141.987)	$(286.744)	$(550.587)	$825	$(549.762)
Other comprehensive income (loss) before reclassifications	(4.287)	-	(203.099)	(207.386)	(3.579)	(210.965)
Amounts reclassified from AOCI	17.929	8.178	-	26.107	-	26.107
Other comprehensive income (loss) after reclassifications	13.642	8.178	(203.099)	(181.279)	(3.579)	(184.858)
Balance at September 30, 2014	$(108.214)	$(133.809)	$(489.843)	$(731.866)	$(2.754)	$(734.620)

Balance at December 31, 2014	$(103.277)	$(282.019)	$(702.447)	$(1.087.743)	$(5.261)	$(1.093.004)
Other comprehensive income (loss) before reclassifications	3.542	-	(247.256)	(243.714)	(3.692)	(247.406)
Amounts reclassified from AOCI	27.517	16.347	-	43.864	-	43.864
Other comprehensive income (loss) after reclassifications	31.059	16.347	(247.256)	(199.850)	(3.692)	(203.542)
Balance at September 30, 2015	$(72.218)	$(265.672)	$(949.703)	$(1.287.593)	$(8.953)	$(1.296.546)

Reclassifications out of AOCI for the nine months ended September 30, 2015 and 2014 are as follows:

Details about AOCI Components	Amount of (Gain) Loss reclassified from AOCI in Income		Location of (Gain) Loss reclassified from AOCI in Income
	2015	2014
(Gain) Loss related to cash flow hedges
Interest rate contracts	$21.675	$20.483	Interest income/expense
Foreign exchange contracts	16.256	4.183	Costs of Revenue
	37.931	24.666	Total before tax
	(10.414)	(6.737)	Tax expense or benefit
	$27.517	$17.929	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) loss	25.995	12.959	(1)
	25.995	12.959	Total before tax
	(9.648)	(4.781)	Tax expense or benefit
	$16.347	$8.178	Net of tax
Total reclassifications for the period	$43.864	$26.107	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 9 for additional details).